Income Taxes - Additional Information (Detail) $ in Millions							1 Months Ended	2 Months Ended	3 Months Ended		4 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	Jan. 01, 2020	Nov. 18, 2019	Jun. 30, 2019	Mar. 01, 2019	Dec. 31, 2018 MXN ($)	Sep. 01, 2018	Nov. 17, 2019	Jan. 31, 2021	Dec. 31, 2019 MXN ($)	Sep. 30, 2019	Dec. 31, 2018 MXN ($)	May 31, 2020	Nov. 30, 2020	Jun. 30, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020 MXN ($) $ / l	Dec. 31, 2020 USD ($) $ / l	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Major Components Of Tax Expense Income [line items]
Unrecognized deferred tax liabilities					$ 9,237,000,000				$ 13,187,000,000		$ 9,237,000,000						$ 5,212,000,000		$ 13,187,000,000	$ 9,237,000,000
Deferred tax expense arising from write-down or reversal of write-down of deferred tax asset																	$ 2,349,000,000
NOLs usage limit																	30.00%	30.00%
Applicable tax rate																	30.00%	30.00%	30.00%	30.00%
Non deductible interests limitation period percentage																	30.00%	30.00%
Brazil
Major Components Of Tax Expense Income [line items]
Recoverable taxes									$ 4,223								$ 2,523		$ 4,223
Average federal production and federal sales tax																	15.90%	15.90%
Excise tax rate						20.00%					4.00%
Excise tax rate increased													8.00%				8.00%	8.00%
Excise tax rate decreased								4.00%
Brazil | Changes in Tax Rates or Tax Laws Enacted or Announced
Major Components Of Tax Expense Income [line items]
Excise tax rate			12.00%						10.00%	8.00%		4.00%		4.00%
Argentina
Major Components Of Tax Expense Income [line items]
Applicable tax rate																			35.00%	35.00%
Sales taxes percentage																	1.50%	1.50%		1.75%
Argentina | Bottom of Range
Major Components Of Tax Expense Income [line items]
Sales taxes percentage																				1.00%
Argentina | Top of Range
Major Components Of Tax Expense Income [line items]
Sales taxes percentage																				2.00%
Argentina | Two Thousand Eighteen and Nineteen
Major Components Of Tax Expense Income [line items]
Applicable tax rate																			30.00%	30.00%
Argentina | Two Thousand Nineteen Onwards
Major Components Of Tax Expense Income [line items]
Applicable tax rate																	25.00%	25.00%
Percentage of dividend received nonresidents withholding																	13.00%	13.00%
Argentina | Two Thousand Twenty Onwards
Major Components Of Tax Expense Income [line items]
Dividend withholding tax rate																	7.00%	7.00%	7.00%	7.00%
Corporate income tax																	30.00%	30.00%
Argentina | Two Thousand and Eighteen
Major Components Of Tax Expense Income [line items]
Sales taxes percentage																				1.50%
Argentina | Two Thousand and Nineteen
Major Components Of Tax Expense Income [line items]
Sales taxes percentage																			1.50%
Argentina | Two Thousand and Twenty
Major Components Of Tax Expense Income [line items]
Sales taxes percentage																	1.00%	1.00%
Argentina | Two Thousand and Twenty One
Major Components Of Tax Expense Income [line items]
Sales taxes percentage																0.50%
Argentina | Two Thousand and Twenty Two
Major Components Of Tax Expense Income [line items]
Sales taxes percentage																				0.00%
Mexico
Major Components Of Tax Expense Income [line items]
Applicable tax rate																	30.00%	30.00%	30.00%	30.00%
Mexico | Two Thousand Twenty Onwards
Major Components Of Tax Expense Income [line items]
Excise tax rate																	25.00%	25.00%
Net interest deduction adjusted taxable income rate																	30.00%	30.00%
Exception for deductible interest																	$ 20,000,000	$ 1
Non-deductible interests limitation period																	10 years	10 years
Mexico | Two Thousand Twenty Onwards | Bottom of Range
Major Components Of Tax Expense Income [line items]
Excise tax per liter on the production | $ / l																	1.17	1.17
Mexico | Two Thousand Twenty Onwards | Top of Range
Major Components Of Tax Expense Income [line items]
Excise tax per liter on the production | $ / l																	1.2616	1.2616
Colombia
Major Components Of Tax Expense Income [line items]
Applicable tax rate					33.00%
Minimum assumed income tax rate																	1.50%	1.50%
Dividend tax on resident individuals																	15.00%	15.00%
Dividends tax rate applicable to foreign nonresidents																	7.50%	7.50%
Percent of municipality sales tax as a credit																	100.00%	100.00%
Colombia | Bottom of Range
Major Components Of Tax Expense Income [line items]
Dividend tax on distributions																	5.00%	5.00%
Colombia | Top of Range
Major Components Of Tax Expense Income [line items]
Dividend tax on distributions																	7.50%	7.50%
Colombia | Two Thousand Twenty Onwards
Major Components Of Tax Expense Income [line items]
Minimum assumed income tax rate																	0.50%	0.50%
Dividend tax on resident individuals																	10.00%	10.00%
Dividends tax rate applicable to foreign nonresidents																	10.00%	10.00%
Colombia | Two Thousand and Nineteen
Major Components Of Tax Expense Income [line items]
Percentage of increase in income tax rate					3.50%
Municipality sales tax																			50.00%
Colombia | Two Thousand and Twenty
Major Components Of Tax Expense Income [line items]
Applicable tax rate					32.00%
Percentage of increase in income tax rate					1.50%
Municipality sales tax																	100.00%	100.00%
Colombia | Two Thousand and Twenty One
Major Components Of Tax Expense Income [line items]
Applicable tax rate					31.00%
Percentage of increase in income tax rate															0.00%
Colombia | Two Thousand and Twenty Two
Major Components Of Tax Expense Income [line items]
Applicable tax rate					30.00%
Colombia | In Two Thousand Twenty One Onwards
Major Components Of Tax Expense Income [line items]
Minimum assumed income tax rate																	0.00%	0.00%
Costa Rica
Major Components Of Tax Expense Income [line items]
Applicable tax rate					15.00%
Value-added tax					13.00%
Percentage of interest expenses					20.00%
Costa Rica | Bottom of Range
Major Components Of Tax Expense Income [line items]
Applicable tax rate					25.00%
Costa Rica | Top of Range
Major Components Of Tax Expense Income [line items]
Applicable tax rate					2000.00%
Panama
Major Components Of Tax Expense Income [line items]
Excise tax rate	5.00%	7.00%					5.00%
Percentage of consumption tax on syrups							10.00%										10.00%	10.00%
Nicaragua | Bottom of Range
Major Components Of Tax Expense Income [line items]
Percentage of reform income tax rate				9.00%
Minimum alternative income tax increased percentage				1.00%
Nicaragua | Weighted Average
Major Components Of Tax Expense Income [line items]
Percentage of reform income tax rate				11.00%
Nicaragua | Top of Range
Major Components Of Tax Expense Income [line items]
Percentage of reform income tax rate				13.00%
Minimum alternative income tax increased percentage				3.00%
Nicaragua | Two thousand twenty one
Major Components Of Tax Expense Income [line items]
Percentage of reform income tax rate starting																	15.00%	15.00%